Noncontrolling Interest (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	0 Months Ended	3 Months Ended	5 Months Ended	10 Months Ended	12 Months Ended
	Jul. 25, 2011	Sep. 10, 2010	Mar. 30, 2011	May 28, 2010	Nov. 04, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 17, 2010
Noncontrolling Interest [Abstract]
Release of cash contingent consideration for Navios Logistics									$ 2,500
Release of contingent consideration in shares for Navios Logistics									504
Navios Logistics Release Escrow Shares								10,869
Percentage of Navios Holdings ownership in Navios Logistics						63.80%
Number of Common stock of Navios Acquisition exchanged for Navios Acquisition nonvoting Series C preferred stock by Navios Holdings			7,676,000
Fair Value Of The Share Exchange			30,474
Navios Holdings economic interest in Navios Acquisition			53.70%			53.96%
Subsidiary Or Equity Method Investee Cumulative Percentage Ownership After All Transactions			45.00%	57.30%		45.24%
Vlcc Acquisition Shares Deposited In Escrow		1,378,122
Vlcc Acquisition Escrow Shares Released To Sellers					1,160,963
Navios Acquisition shares returned to Navios Acquistion and cancelled					217,159
Navios Logistics - acquisition of noncontrolling interest (including transaction expenses)	8,638						(8,638)
Navios Logistics - acquisition of noncntrolling interest, net of transaction expenses	8,500
Indebtedness repaid upon acquisition of Navios Logistics noncontrolling interest in joint ventures	$ 53,155